Accrued Expenses and Other Liabilities - Schedule of Product Warranty Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Balance at December 31, 2016	¥ 13,909	¥ 2,483
Provided during the year	19,775	17,806
Utilized during the year	(20,940)	(6,380)
Balance at December 31, 2017	¥ 12,744	¥ 13,909